Acquisition of Dearborn (Details2) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 16, 2014	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				$ 0.0	$ 690.3	$ 0.0
Stock Issued During Period, Shares, New Issues	40,250,000
Shares Issued, Price Per Share	$ 9.00
Proceeds from Sale of Equity Method Investments				$ 25.0	0.0	$ 0.0
Severstal Dearborn [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					690.3
Business Combination, Additional Disclosures, Income Tax Charge					8.4
Other Income (Expense) [Member] | Severstal Dearborn [Member]
Business Acquisition [Line Items]
Business Combination, Additional Disclosures, Unused Bridge Commitment Expensed					12.6
Selling, General and Administrative Expenses [Member] | Severstal Dearborn [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs					8.1
Business Combination, Additional Disclosures, Severance Costs Expensed					$ 2.6
Senior Notes Due October 2021 [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 430.0
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)	7.625%			7.625%	7.625%		7.625%
Debt Instrument, Maturity Date	Oct. 01, 2021			Oct. 01, 2021
Debt Instrument Offering Price	99.325%
Double Eagle Steel Coating Company [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage (in hundredths)			50.00%
Proceeds from Sale of Equity Method Investments			$ 25.0
DTE Electric Company [Member]
Business Acquisition [Line Items]
Loss Contingency, Damages Awarded, Value		$ 25.0